Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
- Buildings	20 - 50 years
- Leasehold improvements	Shorter of remaining lease term and the estimated useful lives of the assets
- Machinery and equipment	10 years
- Office equipment, furniture, fixture and motor vehicles	5 - 10 years
- Right of use assets	Shorter of the asset’s useful life and the lease term on a straight-line basis